DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operation, Income (Loss) From Discontinued Operation Disclosures [Abstract]
Summary Statement of Discontinued Operations for Discontinued Operations

The results of operations from discontinued operations are set forth below:

	For the year ended December 31,
	2012	2011

Total revenues	$-	$1,280,485
Cost of revenues	-	1,146,443
Gross profit	-	134,042
Selling, general, administrative and other	-	294,195
(Loss) from discontinued operations	-	(160,153)
Gain on sale of Comex Electronics	-	603,034
Net profit (loss) from discontinued operations	-	442,881
Less net profit (loss) from discontinued operations - noncontrolling interest	-	67,872
Net profit (loss) from discontinued operations allocable to common stocholders	$-	$375,009